A N N U A L   R E P O R T

          1996
          1996
          1996                          [PHOTO]
          1996
          1996



                                   Smith Barney
                                   Aggressive
                                   Growth
                                   Fund Inc.
                                   ---------------------------
                                   August 31, 1996

                       [LOGO]      SMITH BARNEY MUTUAL FUNDS
                                   INVESTING FOR YOUR FUTURE.
                                   EVERY DAY.

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.

DEAR SHAREHOLDER:

We are pleased to provide you with the annual report for the Smith Barney Aggressive Growth Fund Inc. for the year ended August 31, 1996. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow in the annual report.

FUND PERFORMANCE UPDATE

For the year ended August 31, 1996, the Fund had a negative total return on net asset value of 7.44%. For the same period the Standard & Poor's 500 Index ("S&P 500") experienced a gain of 18.72%. The Value Line Composite Index (Geometric), which we believe represents a better measure of performance for the kinds of securities held in the Fund, experienced a gain of 5.91%.

We realize that the Fund's performance this year has been disappointing, but we believe that it is important to remain focused on long-term investment opportunities. As with any high-growth-oriented equity mutual fund, the Smith Barney Aggressive Growth Fund may at times experience significant volatility because of the nature of the companies in which the Fund invests. However, we believe these companies have the potential to deliver above-average capital appreciation over the long-term. Moreover, although past performance is not indicative of future results, it is our opinion that the Smith Barney Aggressive Growth Fund will continue to deliver competitive returns comparable to those seen in past years. The following chart shows the Fund's historical rates of return for Class A shares:

                       SMITH BARNEY AGGRESSIVE GROWTH FUND
                    HISTORICAL PERFORMANCE FOR CLASS A SHARES
                                 (AS OF 8/31/96)

  1-YEAR               5-YEAR            10-YEAR          INCEPTION (10/24/83)
  ------               ------            -------          -------------------
  -7.44%               10.99%            12.26%                  12.67%

In our view, several factors have contributed to the Fund's performance during the period covered by this report:

o The value of emerging growth stocks held in the Fund was adversely affected by the 20% decline in the NASDAQ (an index of over-the-counter stocks), from its high on June 6, 1996 to its nadir on July 16, 1996.

o Weakness in many biotechnology stocks as investors increasingly shifted their assets toward more cyclical companies that stood to benefit from a strengthening U.S. economy. In fact, even though several biotech companies the Fund owns, such as Chiron, Genzyme and Amgen reported strong earnings and have made significant strides in developing new products, their share prices declined over the past six months. Moreover, the decline in share prices of Chiron and Genzyme took place despite stock splits declared by both companies, which usually indicate management's confidence in the future.

o Rising long-term interest rates had a negative impact on the stocks of companies in the cable, broadcasting and paging sector, that tend to be valued by Wall Street analysts in terms of their cash flow multiples, all of which have significant representation in the Fund.


MARKET OVERVIEW

Confounding most analyst's expectations, the U.S. economy remained quite strong over the period covered by this report. While some of the economy's strength probably reflected, in part, a catch up in demand following the harsh winter in the eastern region of the U.S. and a resumption of U.S. government spending following the budget agreement, economic growth was clearly higher than many analysts and investors had earlier expected. Although the current annual rate of inflation seems to be subdued based on U.S. economic statistics, strong growth in non-farm payrolls as well as increases in hourly wages have caused inflationary fears to rise. In addition, if economic growth remains strong, many investors are concerned that the Federal Reserve Board ("the Fed") may have to tighten monetary policy by raising short-term interest rates. We believe that the rise in long term interest rates that has occurred this year already factors in at least a 50 basis point (0.50%) increase in short term rates by the Fed. In our view, the combination of higher long-term interest rates, historically high consumer debt levels, and rising credit card delinquencies should lead to a reduction in the growth rate of the U.S. economy and eventually cause long-term interest rates to decline.


FUND'S INVESTMENT STRATEGY AND OUTLOOK

Assuming that long-term interest rates remain in the range of the past year, emerging growth stocks should provide above-average returns over the next six months based on their superior earnings growth rates, after their recent erratic performance. We are confident that the Fund's holdings particularly in health care company stocks, will ultimately prove to be rewarding. In addition, if valuations remain low, increasing merger activity in the healthcare industry becomes more likely. For example, U.S. Healthcare, a company which offers health care services through HMO's, and one of the Aggressive Growth Fund's ten largest holdings, was recently acquired by Aetna for $8.9 billion.

We also remain positive about the Fund's broadcasting and cable stock holdings. In June, Westinghouse announced its intention to acquire Infinity Broadcasting, the largest independent U.S. owner and operator of radio properties (and one of the Fund's largest holdings), through a tax free stock deal valued at $3.9 billion. The combined company will result in a formidable organization of major market radio stations featuring 83 stations in 16 markets including Los Angeles, New York and Chicago. We are quite optimistic about the merger of the two companies broadcasting properties and the role that Infinity's CEO, and largest individual shareholder, Mel Karmazin will play as the Chairman and CEO in the combined radio entity.

In the most recent six month period we added to our existing holdings in Chiron, Quantum Corporation, Image Industries, (which was subsequently acquired by Maxim Corp.), United Healthcare, IDEC Pharmaceuticals, Cirrus Logic and Intel. In addition, we initiated positions in Netscape, Energy Ventures and Micron Technologies. We sold our long-standing position in Oracle Corporation when, in our view, the shares had become fully priced.

In our last shareholder report, we stated our belief that if long-term interest rates headed higher, the P/E multiples of many companies would probably contract, making it more difficult for stocks to continue their strong performance of the last twelve months. This did indeed happen, and speculative excesses that had built up in the market during prior months lessened. In our opinion, emerging growth stocks could stage a solid recovery and reach new highs if the balance of political power in Washington D.C. remains unchanged in November. However, if American voters elect a more liberal Senate and House of Representatives, interest rates could conceivably increase and put pressure on stocks.

We would like to thank you for your investment in the Smith Barney Aggressive Growth Fund. We realize the past twelve months have been disappointing for the Fund and we appreciate your continued confidence in our investment management approach. However, over the next year, we fully expect the Fund to perform more in line with its historical track record.



Sincerely,



/s/ Heath B. McLendon                              /s/ Richard A. Freeman

Heath B. McLendon                                  Richard A. Freeman
Chairman and                                       Vice President and
Chief Executive Officer                            Investment Officer

OCTOBER 11, 1996

--------------------------------------------------------------------------------

PORTFOLIO MANAGER RICHARD FREEMAN DISCUSSES THE FUND'S TOP-FIVE HOLDINGS

INTEL CORPORATION is the world's largest manufacturer of current and next generation semiconductor chips used primarily in personal computers. With more than $20 billion in revenues, $5 billion in cash, a majority market share and strong earnings growth, we see Intel as a premier way to participate in the domestic and global technology explosion currently underway. In our opinion, increasingly complex software, video conferencing and the rising use of the Internet should be strong future drivers of personal computer demand.

TYCO INTERNATIONAL LTD. is a global leader in fire protection equipment, flow control products and disposable medical supplies. In addition to having strong management, the company augments its growth by making acquisitions that help drive earnings. Another positive for Tyco is the fact that a large amount of management compensation is tied to the performance of its business units and future earnings growth.

AMGEN INC. is the world's largest and most profitable biotechnology company. The company has annual sales of more than $2 billion and net income margins of more than 30%. Neupogen and Epogen, white and red blood cell simulators respectively, comprise 85% of the company's revenue. By the end of 1996, Amgen expects to have up to twelve products in human clinical trials worldwide. In addition, Amgen has formed strategic alliances with leading universities and other biotechnology firms to complement as well as advance its current internal research efforts.

CHIRON CORPORATION is a diversified biotechnology company which is involved in four major businesses: diagnostics, vaccines, therapeutics and vision care products. Through a 1995 partial tender offer, Ciba Geigy, the Swiss-based drug concern, now owns nearly 50% of Chiron. The company is targeting a 50% compound annual earnings per share growth rate over the next few years and we believe their deep product pipeline should ultimately bear fruit.

UNITED HEALTHCARE CORPORATION is the largest publicly traded health maintenance organization in the U.S. With strong enrollment growth, $3 billion in cash and a relatively untapped commercial market, United Healthcare remains the undisputed leader in the industry. In our view, health maintenance organizations stand to benefit from the proposed privatization of Medicare and Medicaid, which is a priority of the two leading political parties. In addition, we favor United Healthcare because management, which pioneered the HMO concept, is heavily incentivized with stock pegged to earnings-per-share growth.


--------------------------------------------------------------------------------
d
================================================================================
HISTORICAL PERFORMANCE -- CLASS A SHARES
================================================================================

                       Net Asset Value
                      -----------------
                     Beginning     End       Income    Capital Gain     Total
Year Ended            of Year    of Year    Dividends  Distributions  Returns(1)
================================================================================
8/31/96               $33.53     $28.76      $0.00       $ 2.37        (7.44)%
--------------------------------------------------------------------------------
8/31/95                26.76      33.53       0.00         1.37        31.95
--------------------------------------------------------------------------------
8/31/94                23.59      26.76       0.00         0.00        13.44
--------------------------------------------------------------------------------
8/31/93                18.94      23.59       0.00         0.00        24.55
--------------------------------------------------------------------------------
8/31/92                20.12      18.94       0.00         0.76        (2.42)
--------------------------------------------------------------------------------
8/31/91                16.16      20.12       0.00         0.94        31.97
--------------------------------------------------------------------------------
8/31/90                19.25      16.16       0.02         2.03        (6.38)
--------------------------------------------------------------------------------
8/31/89                13.68      19.25       0.00         0.43        44.97
--------------------------------------------------------------------------------
8/31/88                21.63      13.68       0.00         2.47       (24.40)
--------------------------------------------------------------------------------
8/31/87                16.43      21.63       0.00         0.84        39.36
================================================================================
Total                                        $0.02       $11.21
================================================================================




================================================================================
HISTORICAL PERFORMANCE -- CLASS B SHARES
================================================================================

                       Net Asset Value
                      -----------------
                     Beginning     End       Income    Capital Gain     Total
Year Ended            of Year    of Year    Dividends  Distributions  Returns(1)
================================================================================
8/31/96               $32.82     $27.88      $0.00        $2.37        (8.16)%
--------------------------------------------------------------------------------
8/31/95                26.42      32.82       0.00         1.37        30.93
--------------------------------------------------------------------------------
8/31/94                23.46      26.42       0.00         0.00        12.62
--------------------------------------------------------------------------------
Inception*-8/31/93     20.52      23.46       0.00         0.00        14.33+
================================================================================
Total                                        $0.00        $3.74
================================================================================




================================================================================
HISTORICAL PERFORMANCE -- CLASS C SHARES
================================================================================

                       Net Asset Value
                      -----------------
                     Beginning     End       Income    Capital Gain     Total
Year Ended            of Year    of Year    Dividends  Distributions  Returns(1)
================================================================================
8/31/96               $32.84     $27.91      $0.00        $2.37        (8.12)%
--------------------------------------------------------------------------------
8/31/95                26.42      32.84       0.00         1.37        31.01
--------------------------------------------------------------------------------
8/31/94                23.47      26.42       0.00         0.00        12.57
--------------------------------------------------------------------------------
Inception*-8/31/93     21.14      23.47       0.00         0.00        11.02+
================================================================================
Total                                        $0.00        $3.74
================================================================================

================================================================================
HISTORICAL PERFORMANCE -- CLASS Y SHARES
================================================================================

                       Net Asset Value
                      -----------------
                     Beginning     End       Income    Capital Gain     Total
Year Ended            of Year    of Year    Dividends  Distributions  Returns(1)
================================================================================
Inception*-8/31/96    $31.86     $28.84      $0.00        $2.37       (2.32)%+
================================================================================




================================================================================
HISTORICAL PERFORMANCE -- CLASS Z SHARES
================================================================================

                       Net Asset Value
                      -----------------
                     Beginning     End       Income    Capital Gain     Total
Year Ended            of Year    of Year    Dividends  Distributions  Returns(1)
================================================================================
8/31/96               $33.88     $29.20      $0.00        $2.37        (7.07)%
--------------------------------------------------------------------------------
8/31/95                26.94      33.88       0.00         1.37        32.38
--------------------------------------------------------------------------------
8/31/94                23.67      26.94       0.00         0.00        13.81
--------------------------------------------------------------------------------
Inception*-8/31/93     20.52      23.67       0.00         0.00        15.35+
================================================================================
Total                                        $0.00        $3.74
================================================================================




IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.

================================================================================
AVERAGE ANNUAL TOTAL RETURN
================================================================================

                                           Without Sales Charge(1)
                                ------------------------------------------------
                                Class A   Class B   Class C    Class Y  Class Z
================================================================================
Year Ended 8/31/96              (7.44)%   (8.16)%    (8.12)%    N/A    (7.07)%
--------------------------------------------------------------------------------
Five Years Ended 8/31/96        10.99       N/A        N/A      N/A      N/A
--------------------------------------------------------------------------------
Ten Years Ended 8/31/96         12.26       N/A        N/A      N/A      N/A
--------------------------------------------------------------------------------
Inception* through 8/31/96      12.67     12.13      13.16    (2.32)%+ 13.37
================================================================================

                                                With Sales Charge(2)
                                ------------------------------------------------
                                Class A   Class B   Class C    Class Y  Class Z
================================================================================
Year Ended 8/31/96             (12.05)%  (12.75)%    (9.04)%    N/A    (7.07)%
--------------------------------------------------------------------------------
Five Years Ended 8/31/96         9.65       N/A        N/A      N/A      N/A
--------------------------------------------------------------------------------
Ten Years Ended 8/31/96         11.69       N/A        N/A      N/A      N/A
--------------------------------------------------------------------------------
Inception* through 8/31/96      12.22     11.75      13.16    (2.32)%+ 13.37
================================================================================

================================================================================
CUMULATIVE TOTAL RETURN
================================================================================

                                                      Without Sales Charge(1)
================================================================================
Class A (8/31/86 through 8/31/96)                             217.81%
================================================================================
Class B (Inception* through 8/31/96)                           54.83
--------------------------------------------------------------------------------
Class C (Inception* through 8/31/96)                           50.44
--------------------------------------------------------------------------------
Class Y (Inception* through 8/31/96)                           (2.32)+
--------------------------------------------------------------------------------
Class Z (Inception* through 8/31/96)                           61.51
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 1.00% per year thereafter until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.
  * Inception dates for Class A, B, C, Y and Z shares are October 24, 1983, November 6, 1992, May 13, 1993, October 12, 1995 and November 6, 1992, respectively.
  + Total return is not annualized, as it may not be representative of the total return for the year.

================================================================================
HISTORICAL PERFORMANCE (UNAUDITED)
================================================================================

                 GROWTH OF $10,000 INVESTED IN CLASS A SHARES OF
                THE SMITH BARNEY AGGRESSIVE GROWTH FUND INC. VS.
                           VALUE LINE COMPOSITE INDEX+

--------------------------------------------------------------------------------
                           AUGUST 1986 -- AUGUST 1996

       [The following table represents a line chart in the printed piece]


        Smith Barney Aggressive Growth Fund Inc.      Value Line Composite Index
8/86                      9,503                                  10,000
8/87                     13,243                                  12,104
8/88                     10,013                                   9,674
8/89                     14,515                                  11,763
8/90                     13,590                                   8,841
8/91                     17,934                                  10,387
8/92                     17,500                                  10,407
8/93                     21,797                                  12,170
8/94                     24,726                                  12,457
8/95                     32,626                                  13,785
8/96                     30,201                                  14,600



  + Hypothetical illustration of $10,000 invested in Class A shares on August
    31, 1986, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 1996. The Value Line Composite Index, composed of approximately 1,700 stocks, is a geometric average of the daily price percentage change in each stock covering both large and small capitalized companies. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

================================================================================
PORTFOLIO HIGHLIGHTS (UNAUDITED)                                 AUGUST 31, 1996
================================================================================


PORTFOLIO BREAKDOWN

       [The following table represents a pie chart in the printed piece.]


Biotechnology                     21.9%
Semiconductor                     12.7%
Diversified Technology            10.6%
Pharmaceuticals                   10.1%
Broadcasting/Cable                10.0%
Managed Health Care Providers      9.0%
Wireless Communications            4.2%
Investment Banking Services        3.9%
Computer Hardware                  3.2%
Repurchase Agreement               1.8%
Convertible Preferred Stock
   and Foreign Preferred Stock     1.7%
Other Common Stocks               10.9%








TOP TEN HOLDINGS

                                                                 PERCENTAGE OF
COMPANY                                                        TOTAL INVESTMENTS
================================================================================
Intel Corp.                                                           7.5%
Tyco International Ltd.                                               6.6
Amgen Inc.                                                            5.6
Chiron Corp.                                                          5.3
United Healthcare Corp.                                               5.0
Genzyme Corp.-General Division                                        4.9
Infinity Broadcasting Corp., Class A Shares                           4.7
Forest Laboratories Inc., Class A Shares                              4.6
Genentech Inc. Special                                                3.6
Quantum Corp.                                                         2.8

================================================================================
SCHEDULE OF INVESTMENTS                                          AUGUST 31, 1996
================================================================================

   SHARES                             SECURITY                          VALUE
================================================================================

COMMON STOCKS -- 96.5%
BIOTECHNOLOGY -- 21.9%
    40,000   Affymetrix, Inc.                                     $    565,000
    90,000   Alkermes Inc.+                                          1,192,500
   525,000   Amgen Inc.+                                            30,581,250
 1,461,428   Chiron Corp.+                                          28,680,525
   250,000   Cor Therapeutics Inc.+                                  2,453,125
   370,000   Genentech Inc. Special+                                19,425,000
    35,000   Genset - Sponsored ADR                                    647,500
 1,110,000   Genzyme Corp.- General Division+                       26,501,250
    27,000   Genzyme Corp.- Tissue Repair+                             219,375
   675,000   Nabi Inc.+                                              7,171,875
   150,000   Virus Research Institute Inc.                             975,000
-------------------------------------------------------------------------------
                                                                   118,412,400
-------------------------------------------------------------------------------
BROADCASTING/CABLE -- 10.0%
   125,000   Cablevision Systems Development Corp., Class A Shares+  5,265,625
   100,000   Comcast Corp., Class A Shares                           1,587,500
   600,000   Comcast Corp., Class A Special Shares                   9,675,000
   930,993   Infinity Broadcasting Corp., Class A Shares+           25,485,932
   150,000   Liberty Media, Class A Shares+                          3,956,250
    25,000   LIN Television Corp.+                                     893,750
   500,000   Tele-Communications Inc., Class A Shares                7,437,500
-------------------------------------------------------------------------------
                                                                    54,301,557
-------------------------------------------------------------------------------
COMPUTER HARDWARE -- 3.2%
   210,000   Crosscomm Corp.+                                        2,047,500
 1,000,000   Quantum Corp.+                                         15,375,000
-------------------------------------------------------------------------------
                                                                    17,422,500
-------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.6%
    85,000   Cimatron Inc.                                             504,687
   500,000   ComputerVision Corp.+                                   3,500,000
    42,550   Microsoft Corp.+                                        5,212,375
   100,000   Netscape Communications Corp.                           3,537,500
   100,000   Quality Systems Inc.+                                   1,287,500
-------------------------------------------------------------------------------
                                                                    14,042,062
-------------------------------------------------------------------------------
DIVERSIFIED TECHNOLOGY -- 10.7%
   487,000   C - COR Electronics Inc.+                               7,548,500
   325,000   Drexler Technology Corp.+                               3,940,625
    80,000   EP Medsystems Inc.                                        440,000
   425,001   Excel Technology Inc.+                                  3,904,697
   305,000   GenRad Inc.+                                            4,498,750
   150,000   Indigo N.V.+                                            1,293,750
   122,500   Photon Dynamics Inc.+                                   1,025,937
   840,000   Tyco International Ltd.                                35,490,000
-------------------------------------------------------------------------------
                                                                    58,142,259
-------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                              AUGUST 31, 1996
================================================================================

   SHARES                             SECURITY                          VALUE
================================================================================
DRUG DELIVERY/TESTING -- 1.6%
   499,500   Advanced Polymer Systems Inc.+                        $ 3,683,813
   170,000   Cygnus Inc.+                                            2,932,500
   115,000   Cytotherapeutics Inc.+                                  1,322,500
   100,000   Metra Biosystems Inc.+                                    512,500
--------------------------------------------------------------------------------
                                                                     8,451,313
--------------------------------------------------------------------------------
ENERGY -- 2.6%
   436,500   Energy Ventures Inc.                                   14,349,938
--------------------------------------------------------------------------------
ENVIRONMENTAL -- 2.3%
   130,000   Image Industries Inc.+                                  1,966,250
   500,000   Wellman Inc.                                           10,312,500
--------------------------------------------------------------------------------
                                                                    12,278,750
--------------------------------------------------------------------------------
HEALTHCARE-MISCELLANEOUS -- 0.4%
    32,500   Intelligent Medical Imaging                               487,500
    90,000   Norland Medical Systems Inc.                            1,620,000
--------------------------------------------------------------------------------
                                                                     2,107,500
--------------------------------------------------------------------------------
INVESTMENT BANKING SERVICES -- 3.9%
   700,000   Lehman Brothers Holdings Inc.                          14,787,500
   100,000   Merrill Lynch & Company Inc.                            6,125,000
--------------------------------------------------------------------------------
                                                                    20,912,500
--------------------------------------------------------------------------------
MACHINERY -- 1.4%
   500,000   Bridgeport Machines Inc.+                               7,500,000
--------------------------------------------------------------------------------
MANAGED HEALTH CARE PROVIDERS -- 9.0%
   134,760   Aetna, Inc.                                             8,911,005
   700,000   United Healthcare Corp.                                27,037,500
   800,000   Value Health Inc.+                                     12,700,000
--------------------------------------------------------------------------------
                                                                    48,648,505
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 10.0%
   600,000   Forest Laboratories Inc., Class A Shares+              24,675,000
 1,100,000   Gensia Inc.+                                            5,568,750
   500,000   IDEC Pharmaceuticals Corp.+                            11,687,500
    30,525   Merck & Company Inc.                                    2,003,203
    30,000   Microcide Pharmaceutical Inc.                             345,000
    70,000   Neurocrine Biosciences Inc.                               595,000
    60,400   Pfizer Inc.                                             4,288,400
   200,000   Shaman Pharmaceuticals Inc.+                            1,350,000
    55,000   Synaptic Pharmaceutical Corp.+                            570,625
   100,000   Vertex Pharmaceuticals Inc.+                            3,175,000
--------------------------------------------------------------------------------
                                                                    54,258,478
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              11

================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                              AUGUST 31, 1996
================================================================================

   SHARES                             SECURITY                          VALUE
================================================================================
SEMICONDUCTOR -- 12.7%
    60,000   Applied Materials Inc.+                               $ 1,455,000
   550,000   Cirrus Logic Inc.+                                      8,525,000
   510,000   Intel Corp.                                            40,704,375
   475,000   Micron Technology Inc.                                 10,806,250
   575,000   Standard Microsystems Corp.+                            7,331,250
--------------------------------------------------------------------------------
                                                                    68,821,875
--------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS -- 4.2%
   650,000   Arch Communications Group Inc.+                         8,856,250
   800,000   California Microwave Inc.+                             11,700,000
   450,000   Telular Corp.+                                          2,475,000
--------------------------------------------------------------------------------
                                                                    23,031,250
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost-- $385,464,524)                                 522,680,887

================================================================================
FOREIGN PREFERRED STOCK -- 0.3%
     42,192  Nokia Corp. AB
             (Cost-- $1,242,554)                                     1,782,612

================================================================================
CONVERTIBLE PREFERRED STOCK -- 1.4%
     44,940  Aetna, Inc. Class C Shares Exchange 6.25%               3,123,330
             Airtouch Communications:
     69,046    Series B, Exchange 6.00%                              1,985,074
     44,343    Series C, Exchange 4.25%                              2,111,833
--------------------------------------------------------------------------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost-- $2,208,701)                                     7,220,237

================================================================================

    FACE
   AMOUNT                             SECURITY                          VALUE
================================================================================
REPURCHASE AGREEMENT -- 1.8%
 $9,709,000  Chase Manhattan Bank, 5.188% due 9/3/96;
             Proceeds at maturity--$9,714,597; (Fully
             collateralized by U.S. Treasury Bill due 10/17/96;
             Market value-- $9,907,258) (Cost-- $9,709,000)          9,709,000

================================================================================
             TOTAL INVESTMENTS -- 100%
             (Cost-- $398,624,779*)                               $541,392,736

================================================================================
+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.


                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
STATEMENT OF ASSETS AND LIABILITIES                              AUGUST 31, 1996
================================================================================

ASSETS:
   Investments, at value (Cost-- $398,624,779)                    $541,392,736
   Cash                                                                    502
   Receivable for Fund shares sold                                   2,647,391
   Dividends and interest receivable                                    86,419
------------------------------------------------------------------------------
   TOTAL ASSETS                                                    544,127,048
------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                    722,125
   Payable for Fund shares purchased                                   498,654
   Investment advisory fees payable                                    274,103
   Distribution fees payable                                           216,463
   Administration fees payable                                          91,206
   Accrued expenses                                                    207,920
------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                 2,010,471
------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $542,116,577
==============================================================================
NET ASSETS:
   Par value of capital shares                                       $ 190,447
   Capital paid in excess of par value                             383,413,708
   Accumulated net investment loss                                        (534)
   Accumulated net realized gain on security transactions           15,744,999
   Net unrealized appreciation of investments                      142,767,957
------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $542,116,577
==============================================================================
SHARES OUTSTANDING:
   Class A                                                           8,779,915
   ---------------------------------------------------------------------------
   Class B                                                           4,889,234
   ---------------------------------------------------------------------------
   Class C                                                           2,285,682
   ---------------------------------------------------------------------------
   Class Y                                                           2,033,626
   ---------------------------------------------------------------------------
   Class Z                                                           1,056,263
   ---------------------------------------------------------------------------
NET ASSET VALUE:
   Class A (and redemption price)                                       $28.76
   ---------------------------------------------------------------------------
   Class B*                                                             $27.88
   ---------------------------------------------------------------------------
   Class C**                                                            $27.91
   ---------------------------------------------------------------------------
   Class Y (and redemption price)                                       $28.84
   ---------------------------------------------------------------------------
   Class Z (and redemption price)                                       $29.20
   ---------------------------------------------------------------------------
CLASS A MAXIMIUM PUBLIC OFFERING PRICE PER SHARE
   (net asset value plus 5.26% of net asset value per share)            $30.27
==============================================================================
 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED AUGUST 31, 1996
================================================================================

INVESTMENT INCOME:
   Dividends                                                       $ 1,520,098
   Interest                                                            223,770
   Less: Foreign withholding tax                                        (4,098)
--------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                           1,739,770
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                 3,229,363
   Distribution fees (Note 2)                                        2,750,086
   Administration fees (Note 2)                                      1,076,455
   Shareholder and system servicing fees                               553,000
   Registration fees                                                   235,000
   Shareholder communications                                          186,000
   Audit and legal                                                      80,000
   Directors' fees                                                      38,000
   Custody                                                              28,000
   Other                                                               123,100
--------------------------------------------------------------------------------
   TOTAL EXPENSES                                                    8,299,004
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (6,559,234)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                            69,857,281
     Cost of securities sold                                        44,848,256
--------------------------------------------------------------------------------
   NET REALIZED GAIN                                                25,009,025
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                             205,368,461
     End of year                                                   142,767,957
--------------------------------------------------------------------------------
   DECREASE IN NET UNREALIZED APPRECIATION                         (62,600,504)
--------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                            (37,591,479)
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS                            $(44,150,713)
================================================================================



                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
STATEMENT OF CHANGES IN NET ASSETS                FOR THE YEARS ENDED AUGUST 31,
================================================================================
                                                       1996             1995
--------------------------------------------------------------------------------
OPERATIONS:
   Net investment loss                             $ (6,559,234) $  (3,748,434)
   Net realized gain                                 25,009,025     36,749,621
   Increase (decrease) in net unrealized
       appreciation                                 (62,600,504)    91,092,574
--------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS(44,150,713)   124,093,761
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains                               (35,706,513)   (13,522,898)
--------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM
      DISTRIBUTIONS TO SHAREHOLDERS                 (35,706,513)   (13,522,898)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                 543,582,290    289,503,687
   Net asset value of shares issued in
      connection with the transfer of net
      assets of the Smith Barney Funds, Inc.-
      Capital Appreciation Portfolio (Note 6)                --    103,455,275
   Net asset value of shares issued for
      reinvestment of dividends                      34,717,118     13,207,895
   Cost of shares reacquired                       (445,699,000)  (282,856,918)
--------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM
      FUND SHARE TRANSACTIONS                       132,600,408    123,309,939
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                               52,743,182    233,880,802
NET ASSETS:
   Beginning of year                                489,373,395    255,492,593
--------------------------------------------------------------------------------
   END OF YEAR*                                    $542,116,577   $489,373,395
================================================================================
* Includes accumulated net investment loss of:            $(534)            --
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Smith Barney Aggressive Growth Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. Government and Agency obligations are valued at the bid price. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) direct expenses are charged to the Fund and each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1996, reclassifications are made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed net investment income amounting to $989 has been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

================================================================================
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
        AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund pays SBMFM an advisory fee calculated at an annual rate of 0.60% of the average daily net assets. This fee is calculated daily and paid monthly.

     SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the year ended August 31, 1996, SB received brokerage commissions of $3,000 and received sales charges of approximately $834,000 on sales of the Fund's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the year ended August 31, 1996, CDSCs paid to SB were approximately:

                                            CLASS A       CLASS B      CLASS C
================================================================================
CDSCs                                       $10,000      $237,000      $4,000
================================================================================

     Pursuant to a Distribution Plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended August 31, 1996, total Distribution Plan fees were as follows:

                                            CLASS A       CLASS B      CLASS C
================================================================================
Distribution Plan Fees                     $716,789     $1,307,058    $726,239
================================================================================

     All officers and one Director of the Fund are employees of SB.

================================================================================
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

     3. INVESTMENTS

     During the year ended August 31, 1996, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                         $157,815,714
--------------------------------------------------------------------------------
Sales                                                               69,857,281
================================================================================

     At August 31, 1996, the aggregate gross unrealized appreciation and depreciation of investments were as follows:


================================================================================
Gross unrealized appreciation                                    $182,735,912*
Gross unrealized depreciation                                     (39,967,955)*
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $142,767,957*
================================================================================
* Substantially the same for Federal income tax purposes.



     4.  REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


     5.  CAPITAL SHARES

     At August 31, 1996, the Fund had 100 million shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. At August 31, 1996, total paid-in capital amounted to the following for each class:

                           CLASS A       CLASS B        CLASS C        CLASS Y      CLASS Z
=============================================================================================
Total Paid-in Capital   $114,118,981   $135,723,669   $52,319,690   $63,000,559   $18,441,256
=============================================================================================

================================================================================
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

     Transactions in shares of each class were as follows:

                                       YEAR ENDED                   YEAR ENDED
                                     AUGUST 31, 1996              AUGUST 31, 1995
                                  -------------------           --------------------
                                  SHARES        AMOUNT          SHARES         AMOUNT
========================================================================================

CLASS A
Shares sold                     7,523,319   $ 235,110,800     6,749,531    $ 177,610,487
Transfer of net assets of
  Capital Appreciation
  Portfolio (Note 6)                   --              --     1,632,417       45,764,593
Shares issued on reinvestment     643,970      19,299,781       344,884        9,021,552
Shares redeemed                (8,108,128)   (254,682,656)   (6,767,114)    (187,492,639)
----------------------------------------------------------------------------------------
Net Increase (Decrease)            59,161   $    (272,075)    1,959,718    $  44,903,993
========================================================================================

CLASS B
Shares sold                     5,946,915   $ 183,391,938     3,850,953    $ 108,799,180
Transfer of net assets of
  Capital Appreciation
  Portfolio (Note 6)                   --              --        13,667          375,927
Shares issued on reinvestment     273,308       7,988,794       112,757        2,902,494
Shares redeemed                (4,299,869)   (131,994,037)   (2,891,099)     (80,272,640)
----------------------------------------------------------------------------------------
Net Increase                    1,920,354    $ 59,386,695     1,086,278    $  31,804,961
========================================================================================

CLASS C*
Shares sold                     1,351,275    $ 41,155,971       466,565    $   2,850,429
Transfer of net assets of
  Capital Appreciation
  Portfolio (Note 6)                   --              --     2,083,900       57,314,755
Shares issued on reinvestment     172,409       5,042,968         4,191          110,650
Shares redeemed                (1,440,396)    (43,846,451)     (366,163)     (10,665,119)
----------------------------------------------------------------------------------------
Net Increase                       83,288     $ 2,352,488     2,188,493    $  49,610,715
========================================================================================

CLASS Y+
Shares sold                     2,410,122    $ 75,020,331            --               --
Shares issued on reinvestment       4,965         148,799            --               --
Shares redeemed                  (381,461)    (12,168,678)           --               --
----------------------------------------------------------------------------------------
Net Increase                    2,033,626    $ 63,000,452            --               --
========================================================================================
CLASS Z++
Shares sold                       274,419    $  8,903,250         8,570    $     243,591
Shares issued on reinvestment      73,748       2,236,776        44,496        1,173,199
Shares redeemed                   (94,949)     (3,007,178)     (158,380)      (4,426,520)
----------------------------------------------------------------------------------------
Net Increase (Decrease)         253,218 $   8,132,848   (105,314)$  (3,009,730)
========================================================================================
 * On November 7, 1994, the former Class D shares were renamed Class C shares.
 + For Class Y shares, transactions are for the period from October 12, 1995
   (inception date) to August 31, 1996.
++ On November 7, 1994, the former Class C shares were renamed Class Z shares.

================================================================================
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

     6.  TRANSFER OF NET ASSETS

     On June 2, 1995, the Fund acquired the assets and certain liabilities of the Smith Barney Funds, Inc.--Capital Appreciation Portfolio ("Capital Appreciation Portfolio"), pursuant to a plan of reorganization approved by the Capital Appreciation Portfolio shareholders on May 11, 1995. Total shares issued by the Fund and the total net assets of the Capital Appreciation Portfolio and the Fund on the date of the transfer were:

                                                        TOTAL NET
                                            SHARES      ASSETS OF     TOTAL NET
                                           ISSUED BY    ACQUIRED      ASSETS OF
ACQUIRED PORTFOLIO                         THE FUND     PORTFOLIO     THE FUND
================================================================================
Capital Appreciation Portfolio           3,729,984    $103,455,275  $292,300,788
================================================================================

     The total net assets of Capital Appreciation Portfolio before acquisition included unrealized appreciation of $19,791,875. Total net assets of the Fund immediately after the transfer were $395,756,063.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

CLASS A SHARES                         1996     1995     1994   1993(1)  1992(1)
================================================================================
NET ASSET VALUE, BEGINNING OF YEAR   $33.53   $26.76   $23.59   $18.94   $20.12
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss                 (0.31)   (0.34)   (0.32)   (0.21)  (0.07)
  Net realized and unrealized
    gain (loss)                       (2.09)    8.48     3.49     4.86   (0.35)
--------------------------------------------------------------------------------
Total Income (Loss) From Operations   (2.40)    8.14     3.17     4.65   (0.42)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net realized gains                  (2.37)   (1.37)      --       --   (0.76)
--------------------------------------------------------------------------------
Total Distributions                   (2.37)   (1.37)      --       --   (0.76)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR         $28.76   $33.53   $26.76   $23.59  $18.94
--------------------------------------------------------------------------------
TOTAL RETURN                          (7.44)%  31.95%   13.44%   24.55%  (2.42)%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000s)     $252,531 $292,402 $180,917 $150,471 $181,459
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                             1.30%    1.37%    1.42%*   1.34%    1.05%
  Net investment loss                 (0.97)   (1.05)   (1.23)   (1.01)   (0.31)
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                  13%      44%      11%      13%       3%
--------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
  PAID ON EQUITY TRANSACTIONS(2)      $0.06       --       --       --       --
================================================================================
(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this period, since use of the undistributed net investment income method does not accord with results of operations for all classes of shares.
(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
  * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.43%.

================================================================================
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

================================================================================
CLASS B SHARES                            1996      1995      1994   1993(1)(2)
================================================================================
NET ASSET VALUE, BEGINNING OF YEAR       $32.82    $26.42    $23.46    $20.52
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss                     (0.53)    (0.33)    (0.29)    (0.30)
  Net realized and unrealized
    gain (loss)                           (2.04)     8.10      3.25      3.24
--------------------------------------------------------------------------------
Total Income (Loss) From Operations       (2.57)     7.77      2.96      2.94
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net realized gains                      (2.37)    (1.37)       --        --
--------------------------------------------------------------------------------
Total Distributions                       (2.37)    (1.37)       --        --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR             $27.88    $32.82    $26.42    $23.46
--------------------------------------------------------------------------------
TOTAL RETURN                              (8.16)%   30.93%    12.62%    14.33%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)         $136,322   $97,438   $49,741   $18,139
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                 2.07%     2.12%     2.22%*    2.18%+
  Net investment loss                     (1.75)    (1.80)    (2.04)    (1.86)+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      13%       44%       11%       13%
--------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
  PAID ON EQUITY TRANSACTIONS(3)          $0.06        --        --        --
================================================================================
(1) For the period from November 6, 1992 (inception date) to August 31, 1995.
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this period, since use of the undistributed net investment income method does not accord with results of operations for all classes of shares.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosures of average commissions per share. * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.23%
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

================================================================================
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

CLASS C SHARES                            1996     1995(1)     1994   1993(2)(3)
================================================================================
NET ASSET VALUE, BEGINNING OF YEAR       $32.84     $26.42    $23.47   $21.14
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss                     (0.53)     (0.40)    (0.17)   (0.13)
  Net realized and unrealized gain (loss) (2.03)      8.19      3.12     2.46
--------------------------------------------------------------------------------
Total Income (Loss) From Operations       (2.56)      7.79      2.95     2.33
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net realized gains                      (2.37)     (1.37)       --       --
--------------------------------------------------------------------------------
Total Distributions                       (2.37)     (1.37)       --       --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR             $27.91     $32.84    $26.42   $23.47
--------------------------------------------------------------------------------
TOTAL RETURN                              (8.12)%    31.01%    12.57%   11.02%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)          $63,786    $72,324      $367      $24
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                 2.06%      2.12%     2.08%*   2.11%+
  Net investment loss                     (1.75)     (1.80)    (1.90)   (1.76)+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      13%        44%       11%      13%
--------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
  PAID ON EQUITY TRANSACTIONS(4)          $0.06         --         --      --
================================================================================
(1) On November 7, 1994, the former Class D shares were renamed Class C shares.
(2) For the period from May 13, 1993 (inception date) to August 31, 1993.
(3) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this period, since use of the undistributed net investment income method does not accord with results of operations for all classes of shares.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
 * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.09%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


================================================================================
TAX INFORMATION (UNAUDITED)
================================================================================

     The amount of long-term capital gains paid by the Portfolio to its shareholders for the fiscal year ended August 31, 1996, was $25,091,470.

================================================================================
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

CLASS Y SHARES                                                          1996(1)
================================================================================
NET ASSET VALUE, BEGINNING OF YEAR                                      $31.86
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss                                                   (0.12)
  Net realized and unrealized loss                                      (0.53)
--------------------------------------------------------------------------------
Total Loss From Operations                                              (0.65)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net realized gains                                                    (2.37)
--------------------------------------------------------------------------------
Total Distributions                                                     (2.37)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                            $28.84
--------------------------------------------------------------------------------
TOTAL RETURN++                                                           (2.32)%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                                         $58,641
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
  Expenses                                                               0.84%
  Net investment loss                                                   (0.49)
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    13%
--------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
  PAID ON EQUITY TRANSACTIONS                                            $0.06
================================================================================
(1) For the period from October 12, 1995 (inception date) to August 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

================================================================================
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

CLASS Z SHARES                            1996      1995(1)    1994   1993(2)(3)
================================================================================
NET ASSET VALUE, BEGINNING OF YEAR       $33.88     $26.94    $23.67   $20.52
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss                     (0.20)     (0.34)    (0.31)   (0.12)
  Net realized and unrealized gain (loss) (2.11)      8.65      3.58     3.27
--------------------------------------------------------------------------------
Total Income (Loss) From Operations       (2.31)      8.31      3.27     3.15
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net realized gains                      (2.37)     (1.37)       --       --
--------------------------------------------------------------------------------
Total Distributions                       (2.37)     (1.37)       --       --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR             $29.20     $33.88    $26.94   $23.67
--------------------------------------------------------------------------------
TOTAL RETURN                              (7.07)%    32.38%    13.81%   15.35%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)          $30,837    $27,209   $24,467  $53,599
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                 0.93%      1.12%     1.01%*   0.99%+
  Net investment loss                     (0.61)     (0.80)    (0.83)   (0.67)+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      13%        44%       11%      13%
--------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
  PAID ON EQUITY TRANSACTIONS(4)          $0.06         --        --       --
================================================================================
(1) On November 7, 1994, the former Class C shares were renamed Class Z shares.
(2) For the period from November 6, 1992 (inception date) to August 31, 1993.
(3) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this period, since use of the undistributed net investment income method does not accord with results of operations for all classes of shares.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
* The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.02%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

================================================================================
INDEPENDENT AUDITORS' REPORT
================================================================================

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
SMITH BARNEY AGGRESSIVE GROWTH FUND INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Aggressive Growth Fund Inc. as of August 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period then ended August 31, 1994, were audited by other auditors whose report thereon, dated October 7, 1994, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian. As to securities purchased but not received, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Aggressive Growth Fund Inc. as of August 31, 1996, the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.


                                        /s/ KPMG Peat Marwick LLP


New York, New York
October 15, 1996


26

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

SMITH BARNEY
AGGRESSIVE GROWTH                    [LOGO]
FUND INC.

DIRECTORS                            INVESTMENT ADVISER
Paul R. Ades                         AND ADMINISTRATOR
Herbert Barg                         Smith Barney Mutual Funds
Alger B. Chapman                     Management Inc.
Dwight B. Crane
Frank Hubbard                        DISTRIBUTOR
Allan R. Johnson                     Smith Barney Inc.
Heath B. McLendon
Jerry Miller                         CUSTODIAN
Ken Miller                           PNC Bank, N.A.
John F. White
                                     SHAREHOLDER
OFFICERS                             SERVICING AGENT
Heath B. McLendon                    First Data Investor Services Group, Inc.
CHAIRMAN AND                         P.O. Box 9134
INVESTMENT OFFICER                   Boston, MA 02205-9134

Jessica M. Bibliowicz
PRESIDENT
                                     This report is submitted for the general
Lewis E. Daidone                     information of the shareholders of the
SENIOR VICE PRESIDENT                Smith Barney Aggressive Growth Fund Inc.
AND TREASURER                        It is not authorized for distribution to
                                     prospective investors unless accompanied
Richard A. Freeman                   or preceded by a current Prospectus for
VICE PRESIDENT AND                   the Fund, which contains information
INVESTMENT OFFICER                   concerning the Fund's investment policies
                                     and expenses as well as other pertinent
Thomas M. Reynolds                   information.
CONTROLLER

Christina T. Sydor
SECRETARY                            SMITH BARNEY AGGRESSIVE
                                     GROWTH FUND INC.
                                     388 Greenwich Street
                                     New York, New York 10013



                                     FD0433 10/96